Taxes - Schedule of Significant Components of Deferred Tax (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Schedule of Significant Components of Deferred Tax [Line Items]
Balance at beginning	$ 850,181	$ 109,452	$ 2,070,632
Recognized in the income statement	(89,670)	(11,424)	(1,217,295)
Exchange difference		(1,145)
Less: valuation allowance
Balance at ending	760,511	$ 96,883	853,337
Acceleration of depreciation on property and equipment [Member]
Schedule of Significant Components of Deferred Tax [Line Items]
Balance at beginning	826,338		869,259
Recognized in the income statement	(143,738)		(56,920)
Exchange difference
Less: valuation allowance
Balance at ending	682,600		812,339
Allowance for expected credit losses [Member]
Schedule of Significant Components of Deferred Tax [Line Items]
Balance at beginning	197,559
Recognized in the income statement	(123,997)
Exchange difference
Less: valuation allowance
Balance at ending	73,562
Provision for employee benefits [Member]
Schedule of Significant Components of Deferred Tax [Line Items]
Balance at beginning	(173,716)
Recognized in the income statement	178,065
Exchange difference
Less: valuation allowance
Balance at ending	4,349
Tax losses [Member]
Schedule of Significant Components of Deferred Tax [Line Items]
Balance at beginning			1,201,373
Recognized in the income statement			(1,160,375)
Exchange difference
Less: valuation allowance
Balance at ending			$ 40,998